Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2024
Subsidiaries
Schedule of subsidiaries
Name of subsidiary	Principal activity	Place of incorporation and operation	Proportion of ownership interest and voting power held by the Group
			2024	2023
Moboom USA Inc	Dormant	USA	100%	100%